FEDERATED HERMES FIXED INCOME SECURITIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 31, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES FIXED INCOME SECURITIES, INC. (the “Fund” or “Registrant”)
Federated Hermes Strategic Income Fund (the “Fund”)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class R6 Shares
Institutional Shares

1933 Act File No. 33-43472
1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund or Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 104 on January 31, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary